SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group's ability to generate cash flows from operations, and the Group's ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

As of December 31, 2015, the Company's current liabilities exceed its current assets by $186.6 million. While the Company had cash and cash equivalents of $ 14.5 million, short-term borrowings, including current portion of long-term bank borrowings of  $123.9 million will be due within one year. Additionally, the Company has capital commitments of $15.5 million relating to the purchases of property, plant and equipment to be fulfilled in the next twelve months.

However, the Group regards the going concern assumption as appropriate considering the following plans and actions:

1.	The Group generated net income and positive cash flow from operations for two consecutive years.

2.	The Group has performed a review of its cash flow forecasts for the twelve month period ending December 31, 2016, and believes that its operating cash flow will be positive during the twelve month period ending December 31, 2016.

3.	The Group has or is in the process of taking a number of cost reduction initiatives, including the new hydrochlorination system, technology improvement and polysilicon capacity expansion in Xinjiang.

4.	On February 22, 2016, the Group obtained a letter of financial support from Daqo Group which has committed to provide sufficient financial support to the Group to ensure the Group has the funds required to satisfy its obligations as they come due in the normal course during the twelve months ending December 31, 2016. Further, the support letter provides that Daqo Group will not require the Group to pay the amount owed to the Daqo Group and subsidiaries of Daqo Group before January 1, 2017, which at December 31, 2015 totaled $46.4 million.

5.	As of December 31, 2015, the Group has available bank accepted note facilities of $22.6 million. While there can be no assurance that the Company will be able to refinance its short-term bank borrowings as they become due, historically, the Company has renewed or rolled over most of its short term bank loans upon the maturity of the loans and believes the Company will continue to be able to do so.

Based on the above factors, management believes that adequate sources of liquidity will exist to fund the Group's working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due.

(b) Basis of consolidations

The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, useful lives and residual values of long-lived assets, impairment for long lived assets, valuation allowances for deferred tax assets, interest capitalization and certain assumptions used in the computation of share-based compensation and related forfeiture rates. The Group revised the estimates of expected useful lives of property, plant and equipment on January 1, 2014, please refers to Note 2 (i) for details.

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. Allowance for doubtful accounts is $3,189,110 and $1,087,465 as of December 31, 2014 and 2015, respectively, based on the aging of the receivables and the Group's assessment of the customers' credit risk.

The following customers accounted for 10% or more of accounts receivable:

Accounts	December 31,
receivable	2014		2015
Customer C		$2,213,393	$	*
Customer J		$1,578,947		$2,996,042
Customer M		$1,330,145	$	*
Customer H		$1,071,415		$6,354,510
Customer N	$	*		$2,315,035
Customer B	$	*		$2,299,732

*	Represents less than 10%

From time to time, certain accounts receivable balances are settled in the form of notes receivable. As of December 31, 2014 and 2015, notes receivable represents bank acceptance drafts that are non-interest bearing and due within 6 months.

Total sales to the Group's largest customers whose sales constitute over 10% of revenue accounted for approximately 30%, 23% and 51% of revenues for the years ended December 31, 2013, 2014 and 2015, respectively. The Group is substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reduction in the Group's dependence on these customers is likely to take time and there can be no assurance that the Group will succeed in reducing such dependence.

Furthermore, all of the Group's long-term bank borrowings are guaranteed by Daqo Group, our related party, who has also committed to provide financial support to meet the Group's short term bank borrowings obligations, other liabilities and commitments as they become due (see Note 2(a)). The Group's access to credit is significantly reliant on Daqo Group's ability and willingness to continue to provide sufficient financial support.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash of $22,169,236 and $19,062,714 as of December 31, 2014 and 2015, respectively, are restricted bank deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(g) Allowance for Doubtful Accounts

The Group determines its allowance for doubtful accounts by actively monitoring the financial condition of its customers to determine the potential for any nonpayment of trade receivables. In determining its allowance for doubtful accounts, the Group also considers other economic factors, such as aging trends. The Group believes that its process of specific review of customers combined with overall analytical review provides an effective evaluation of ultimate collectability of trade receivables. Provisions for allowance for doubtful accounts are recorded as general and administrate expense in the consolidated statements of operations.

(h) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2013, 2014 and 2015 were $29,905,734, $ 175,568 and $62,422 respectively.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

(i) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

The Group reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Group considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets' conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

In 2013, the Company decided to relocate a majority of Chongqing's polysilicon assets to Xinjiang. As part of the decision to make significant investment to relocate the assets, the Company revisited the expectation as to the useful lives of these assets. Based on this review, the Company determined that the condition of its major assets, having now been in operations for a meaningful percentage of the original estimated lives, were in better condition, than the original useful life expectation had predicted, accordingly, the Company with the assistant of an independent valuation firm reassessed the remaining economic useful life of the polysilicon assets in both Chongqing and Xinjiang. The analysis was completed in the first quarter of 2014. Therefore, the Company revised the estimates of expected useful lives of long-lived assets from January 1, 2014. The useful lives of machinery and equipment were expended from 10 years to 15 years, while buildings and structures were expended from 20 years to 30 years. No changes were made to furniture, fixtures and equipment, or motor vehicles. During the years ended December 31, 2014 and 2015, the change in useful lives reduced depreciation expense of approximately $18.7 million and $18.7 million, a majority of which was recorded in "Total cost of revenues", accordingly the impact on net income and basic net income per share are $18.7 million and $0.09 per ordinary share, and $18.7 million and $0.07 per ordinary share, respectively.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. The Group capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized for the years ended December 31, 2013, 2014 and 2015 was $nil, $1,960,259 and $2,825,879 respectively.

(j) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group's land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $781,706, $628,052 and $595,716, for the years ended December 31, 2013, 2014 and 2015, respectively.

(k) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group's carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group's carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize.

During each of the three year ended December 31, 2013, 2014 and 2015, the impairment changes were $158,424,827, $nil  and $1,622,588, respectively. The impairment loss incurred during the year ended December 31, 2013 was related to the buildings and plant of polysilicon asset group in Chongqing Daqo and Daqo New Material, and was triggered primarily by the significant decrease in average selling prices for polysilicon and the Group's decision of relocating significant machinery and equipment located at Chongqing Daqo to Xinjiang Daqo as a part of its expansion plan. The impairment loss of $1.6 million incurred during the year ended December 31, 2015 was related to the identified relocation assets in Chongqing that were not transferrable and could not be reutilized by its Xinjiang expansion project. Please refer to Note 3 for further information.

(l) Revenue recognition

Product sales

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon and wafers typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements typically do not contain post-shipment obligations or other return or credit provisions.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

Service revenue

The Group also provides OEM services to customers, such as the provision of service to process polysilicon into ingots and wafers. The Group recognizes revenue when there is persuasive evidence of an arrangement, the service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured.

(m) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Cost of revenues does not include shipping and handling expenses, therefore the Group's cost of revenues may not be comparable to other companies which include such expense in their costs of revenues.

(n) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $1,901,384, $2,054,786 and $2,708,962, respectively for the years ended December 31, 2013, 2014 and 2015.

(o) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. In the years ended December 31, 2014 and 2015, the Group incurred additional research and development expenses for its Xinjiang Phase II polysilicon facilities to achieve the targets for quality, capacity and cost during the pilot production period.

(p) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2013, 2014 and 2015 were $5,249,788, $926,173 and $3,578,865, respectively. For government grants related to assets are recorded as long term liabilities and amortized on a straight-line basis over the useful life of the associated asset as an offset to depreciation expense. The Group received government grants related to assets of $1,172,160, $113,735 and $690,889 during the years ended December 31, 2013, 2014 and 2015, respectively.

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

(r) Share-based compensation

The Group recognizes share-based compensation in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses or cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2013, 2014 and 2015, the Group recognized share-based compensation expense of $1,881,401,  $1,792,819 and $3,687,951, respectively, which was classified as follows:

	Year ended December 31,
	2013	2014	2015
Selling, general and administrative expenses	$1,743,768	$1,544,078	$3,323,948
Research and development expenses	60,987	12,310	—
Cost of sales	76,646	236,431	364,003
Total	$1,881,401	$1,792,819	$3,687,951

(s) (Loss) earnings per share

Basic (loss) earnings per ordinary share are computed by dividing the net (loss) net income attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the treasury stock method.

(t) Foreign currency translation

The reporting currency of the Company is the United States dollar (“U.S. dollar”). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company's PRC subsidiaries and VIE are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People's Republic of China, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $24,356,970 and $30,891,550 as of December 31, 2014 and 2015, respectively.

(u) Comprehensive income

Our financial statements include the Consolidated Statements of Comprehensive (Loss) Income as required by new accounting guidance, which we retrospectively adopted during 2012. As of December 31 2014 and 2015, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments.

(v) Fair value of financial instruments

The Group estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•	Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•	Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, shareholders' equity and net income or loss.

The Group's financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other current assets, amount due from related parties, accounts payable, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and current portion of long-term bank borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair values of the Group's plant and equipment and long-term bank borrowings as of December 31, 2014 and 2015 are estimated by discounted cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

(w) Variable Interest Entity

The Group uses a qualitative approach in assessing the consolidation requirement for variable interest entities. The approach focuses on identifying which enterprise has the power to direct the activities that most significantly impact the variable interest entity's economic performance and which enterprise has the obligation to absorb losses or the right to receive benefits from the variable interest entity. In the event that the Group is the primary beneficiary of a variable interest entity, the assets, liabilities, and results of operations of the variable interest entity will be included in the Group's Consolidated Financial Statements.

(x) Noncontrolling interest

The Group classified the ownership interest in the consolidated entity held by a party other than the Group to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the Consolidated Statements of Operations. Xinjiang Daqo Investment's equity interests in Xinjiang Daqo are presented as a noncontrolling interest as of December 31, 2015. The non-controlling interest was $1,302,027 as of December 31, 2015.

(y) Treasury Stock

On July 9, 2012, the Company's Board of Directors authorized the Company to repurchase up to $5 million in aggregate value of its outstanding ordinary shares through open market or other legally permissible means prior to December 31, 2012 in accordance with applicable securities laws. During the year ended December 31, 2013, 2014 and 2015, the Company repurchased nil, nil and  2,356,900 shares for a total purchase price of nil, nil and $1,350,164. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

(z) Recent accounting pronouncements

On August 27, 2014, the FASB issued ASU 2015-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity's ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g. assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is not permitted. An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January 2015, the FASB issued a new pronouncement which eliminates from U.S. GAAP the concept of extraordinary items. This ASU required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item. If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item. This ASU will also align more closely U.S. GAAP income statement presentation guidance with IAS 1, Presentation of Financial Statements, which prohibits the presentation and disclosure of extraordinary items. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Group has already considered the impact on its consolidated financial statements as of December 31, 2015.

In July 2015, the FASB issued a new pronouncement Inventory (Topic 330): Simplifying the Measurement of Inventory. The current guidance requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In November, 2015, the FASB issued a new pronouncement which changes how deferred taxes are classified on organizations' balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January, 2016, the FASB issued a new pronouncement which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

• Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

• Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

• Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

• Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

• Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

• Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

On March 30, 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The new guidance, which is part of the Board's simplification initiative, also contains two practical expedients under which nonpublic entities can use the simplified method to estimate the expected term of an award and make a one-time election to switch from fair value measurement to intrinsic value measurement for liability-classified awards which nonpublic entities can use the simplified method to estimate the expected term of an award and make a one-time election to switch from fair value measurement to intrinsic value measurement for liability-classified awards.

In the period of adoption, entities are required to disclose:

•	The nature of and reason for the changes in accounting principle; and

•	Any cumulative effects of the changes on retained earnings or other components of equity as of the date of adoption.

In addition, because the change in presentation in the statement of cash flows related to excess tax benefits can be applied either prospectively or retrospectively, entities are required to disclose either (1) “that prior periods have not been adjusted” if the change is applied prospectively or (2) the “effect of the change on prior periods retrospectively adjusted” if the change is applied retrospectively. For the change in presentation in the statement of cash flows related to statutory tax withholding requirements, entities are required to disclose the “effect of the change on prior periods retrospectively adjusted.

For public business entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. If early adoption is elected, all amendments in the ASU that apply must be adopted in the same period. In addition, if early adoption is elected in an interim period, any adjustments should be reflected as of the beginning of the annual period that includes that interim period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.